Investment Securities - Investment Securities' Gross Unrealized Losses and Fair Value by Investment Category and Length of Time that Individual Securities Have Continuous Unrealized Loss Position (Details)
$ in Thousands
	Jun. 30, 2020 USD ($) Security	Dec. 31, 2019 USD ($) Security	Dec. 31, 2018 USD ($) Security
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities in unrealized loss positions, twelve months or more | Security		20
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities in unrealized loss positions, less than twelve months | Security	26	17	13
Number of securities in unrealized loss positions, twelve months or more | Security	4	3	15
Number of securities in unrealized loss positions | Security	30	20	28
Less than twelve months Fair Value	$ 33,981	$ 31,395	$ 11,111
Twelve months or more Fair Value	5,874	1,330	11,430
Total Fair Value	39,855	32,725	22,541
Held-to-maturity Securities, Continuous Unrealized Loss Position, Accumulated Loss [Abstract]
Less than twelve months Unrealized Losses	(894)	(226)	(83)
Twelve months or more Unrealized Losses	(216)	(7)	(316)
Total Unrealized Losses	$ (1,110)	$ (233)	$ (399)
US Treasury, Agencies and GSEs [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities in unrealized loss positions, less than twelve months | Security	0	4	1
Number of securities in unrealized loss positions, twelve months or more | Security	1	0	2
Number of securities in unrealized loss positions | Security	1	4	3
Less than twelve months Fair Value	$ 0	$ 16,820	$ 977
Twelve months or more Fair Value	4,951	0	12,017
Total Fair Value	4,951	16,820	12,994
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss [Abstract]
Less than twelve months Unrealized Losses	0	(30)	(22)
Twelve months or more Unrealized Losses	(26)	0	(136)
Total Unrealized Losses	$ (26)	$ (30)	$ (158)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities in unrealized loss positions, less than twelve months | Security			1
Number of securities in unrealized loss positions, twelve months or more | Security			3
Number of securities in unrealized loss positions | Security			4
Less than twelve months Fair Value			$ 982
Twelve months or more Fair Value			2,970
Total Fair Value			3,952
Held-to-maturity Securities, Continuous Unrealized Loss Position, Accumulated Loss [Abstract]
Less than twelve months Unrealized Losses			(8)
Twelve months or more Unrealized Losses			(27)
Total Unrealized Losses			$ (35)
State and Political Subdivisions [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities in unrealized loss positions, less than twelve months | Security	4		5
Number of securities in unrealized loss positions, twelve months or more | Security	0		26
Number of securities in unrealized loss positions | Security	4		31
Less than twelve months Fair Value	$ 11,480		$ 5,213
Twelve months or more Fair Value	0		14,206
Total Fair Value	11,480		19,419
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss [Abstract]
Less than twelve months Unrealized Losses	(26)		(76)
Twelve months or more Unrealized Losses	0		(526)
Total Unrealized Losses	$ (26)		$ (602)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities in unrealized loss positions, less than twelve months | Security	3	1	0
Number of securities in unrealized loss positions, twelve months or more | Security	0	0	6
Number of securities in unrealized loss positions | Security	3	1	6
Less than twelve months Fair Value	$ 3,368	$ 3,027	$ 0
Twelve months or more Fair Value	0	0	2,310
Total Fair Value	3,368	3,027	2,310
Held-to-maturity Securities, Continuous Unrealized Loss Position, Accumulated Loss [Abstract]
Less than twelve months Unrealized Losses	(19)	(4)	0
Twelve months or more Unrealized Losses	0	0	(84)
Total Unrealized Losses	$ (19)	$ (4)	$ (84)
Corporate [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities in unrealized loss positions, less than twelve months | Security	4	1	10
Number of securities in unrealized loss positions, twelve months or more | Security	0	0	4
Number of securities in unrealized loss positions | Security	4	1	14
Less than twelve months Fair Value	$ 2,505	$ 786	$ 8,266
Twelve months or more Fair Value	0	0	3,374
Total Fair Value	2,505	786	11,640
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss [Abstract]
Less than twelve months Unrealized Losses	(19)	(23)	(137)
Twelve months or more Unrealized Losses	0	0	(272)
Total Unrealized Losses	$ (19)	$ (23)	$ (409)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities in unrealized loss positions, less than twelve months | Security	9	2	4
Number of securities in unrealized loss positions, twelve months or more | Security	0	0	2
Number of securities in unrealized loss positions | Security	9	2	6
Less than twelve months Fair Value	$ 9,880	$ 2,974	$ 3,214
Twelve months or more Fair Value	0	0	2,507
Total Fair Value	9,880	2,974	5,721
Held-to-maturity Securities, Continuous Unrealized Loss Position, Accumulated Loss [Abstract]
Less than twelve months Unrealized Losses	(269)	(29)	(41)
Twelve months or more Unrealized Losses	0	0	(141)
Total Unrealized Losses	$ (269)	$ (29)	$ (182)
Asset Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities in unrealized loss positions, less than twelve months | Security	8	3	7
Number of securities in unrealized loss positions, twelve months or more | Security	1	1	2
Number of securities in unrealized loss positions | Security	9	4	9
Less than twelve months Fair Value	$ 11,220	$ 5,211	$ 10,470
Twelve months or more Fair Value	262	594	3,059
Total Fair Value	11,482	5,805	13,529
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss [Abstract]
Less than twelve months Unrealized Losses	(273)	(7)	(91)
Twelve months or more Unrealized Losses	(6)	(12)	(46)
Total Unrealized Losses	$ (279)	$ (19)	$ (137)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities in unrealized loss positions, less than twelve months | Security	9	6	1
Number of securities in unrealized loss positions, twelve months or more | Security	2	0	0
Number of securities in unrealized loss positions | Security	11	6	1
Less than twelve months Fair Value	$ 12,984	$ 11,091	$ 1,496
Twelve months or more Fair Value	3,978	0	0
Total Fair Value	16,962	11,091	1,496
Held-to-maturity Securities, Continuous Unrealized Loss Position, Accumulated Loss [Abstract]
Less than twelve months Unrealized Losses	(528)	(115)	(13)
Twelve months or more Unrealized Losses	(207)	0	0
Total Unrealized Losses	$ (735)	$ (115)	$ (13)
Residential Mortgage-Backed - US Agency [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities in unrealized loss positions, less than twelve months | Security	0	10	6
Number of securities in unrealized loss positions, twelve months or more | Security	0	4	21
Number of securities in unrealized loss positions | Security	0	14	27
Less than twelve months Fair Value	$ 0	$ 10,709	$ 3,519
Twelve months or more Fair Value	0	2,543	24,154
Total Fair Value	0	13,252	27,673
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss [Abstract]
Less than twelve months Unrealized Losses	0	(77)	(83)
Twelve months or more Unrealized Losses	0	(11)	(694)
Total Unrealized Losses	$ 0	$ (88)	$ (777)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities in unrealized loss positions, less than twelve months | Security	0	0	3
Number of securities in unrealized loss positions, twelve months or more | Security	0	1	2
Number of securities in unrealized loss positions | Security	0	1	5
Less than twelve months Fair Value	$ 0	$ 0	$ 1,447
Twelve months or more Fair Value	0	198	1,769
Total Fair Value	0	198	3,216
Held-to-maturity Securities, Continuous Unrealized Loss Position, Accumulated Loss [Abstract]
Less than twelve months Unrealized Losses	0	0	(8)
Twelve months or more Unrealized Losses	0	(3)	(39)
Total Unrealized Losses	$ 0	$ (3)	$ (47)
Collateralized Mortgage Obligations - US Agency [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities in unrealized loss positions, less than twelve months | Security	1	10	3
Number of securities in unrealized loss positions, twelve months or more | Security	2	10	28
Number of securities in unrealized loss positions | Security	3	20	31
Less than twelve months Fair Value	$ 2,085	$ 15,791	$ 2,792
Twelve months or more Fair Value	6,538	10,034	35,765
Total Fair Value	8,623	25,825	38,557
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss [Abstract]
Less than twelve months Unrealized Losses	(30)	(67)	(98)
Twelve months or more Unrealized Losses	(498)	(503)	(1,593)
Total Unrealized Losses	$ (528)	$ (570)	$ (1,691)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities in unrealized loss positions, less than twelve months | Security	1	2	4
Number of securities in unrealized loss positions, twelve months or more | Security	1	0	0
Number of securities in unrealized loss positions | Security	2	2	4
Less than twelve months Fair Value	$ 2,043	$ 4,907	$ 3,972
Twelve months or more Fair Value	1,587	0	0
Total Fair Value	3,630	4,907	3,972
Held-to-maturity Securities, Continuous Unrealized Loss Position, Accumulated Loss [Abstract]
Less than twelve months Unrealized Losses	(6)	(29)	(13)
Twelve months or more Unrealized Losses	(8)	0	0
Total Unrealized Losses	$ (14)	$ (29)	$ (13)
Collateralized Mortgage Obligations - Private Label [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities in unrealized loss positions, less than twelve months | Security	4	2	7
Number of securities in unrealized loss positions, twelve months or more | Security	4	5	5
Number of securities in unrealized loss positions | Security	8	7	12
Less than twelve months Fair Value	$ 2,565	$ 3,818	$ 14,011
Twelve months or more Fair Value	2,908	3,959	5,907
Total Fair Value	5,473	7,777	19,918
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss [Abstract]
Less than twelve months Unrealized Losses	(31)	(7)	(275)
Twelve months or more Unrealized Losses	(339)	(36)	(123)
Total Unrealized Losses	$ (370)	$ (43)	$ (398)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities in unrealized loss positions, less than twelve months | Security	4	6	0
Number of securities in unrealized loss positions, twelve months or more | Security	1	2	2
Number of securities in unrealized loss positions | Security	5	8	2
Less than twelve months Fair Value	$ 5,706	$ 9,396	$ 0
Twelve months or more Fair Value	309	1,132	1,874
Total Fair Value	6,015	10,528	1,874
Held-to-maturity Securities, Continuous Unrealized Loss Position, Accumulated Loss [Abstract]
Less than twelve months Unrealized Losses	(72)	(49)	0
Twelve months or more Unrealized Losses	(1)	(4)	(25)
Total Unrealized Losses	$ (73)	$ (53)	$ (25)
Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities in unrealized loss positions, less than twelve months | Security	21	30	39
Number of securities in unrealized loss positions, twelve months or more | Security	8	20	88
Number of securities in unrealized loss positions | Security	29	50	127
Less than twelve months Fair Value	$ 29,855	$ 53,135	$ 45,248
Twelve months or more Fair Value	14,659	17,130	98,482
Total Fair Value	44,514	70,265	143,730
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss [Abstract]
Less than twelve months Unrealized Losses	(379)	(211)	(782)
Twelve months or more Unrealized Losses	(869)	(562)	(3,390)
Total Unrealized Losses	$ (1,248)	$ (773)	$ (4,172)